Operating Leases and Obligations Related to Finance Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Capital Leases, Future Minimum Payments Due	$ 480,900	$ 601,700
Finance Lease, Liability, Undiscounted Excess Amount	120,900	$ 186,900
Year
2020	103,033
2021	43,552
2022	43,545
2023	43,656
2025	43,528
Thereafter	$ 203,630